Goodwill and Other Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Goodwill And Intangible Assets [Line Items]
Amortization expense related to finite lived intangible assets	$ 5,213	$ 5,315	$ 5,769
Amortization of finite lived intangible assets for 2017	5,200
Amortization of finite lived intangible assets for 2018	5,200
Amortization of finite lived intangible assets for 2019	5,200
Amortization of finite lived intangible assets for 2020	5,200
Amortization of finite lived intangible assets for 2021	$ 4,300